Financial Instruments - Additional Information (Details) - shares	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2016
IPO | Series A-1 Preferred Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Stock issued during period upon conversion of warrants, shares	364,036
A-1 Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value assumptions, expected volatility rate		73.93%
A-1 Warrants | Allergan
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value inputs discount rates		10.50%
A-1 Warrants | Internal Development
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value inputs discount rates		19.00%
A-1 Warrants | IPO | Series A-1 Preferred Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Stock issued during period upon conversion of warrants, shares	364,036
A-1 Warrants | Hybrid Method Valuation Technique | IPO
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value inputs, probability of estimated rate		20.00%
A-1 Warrants | Hybrid Method Valuation Technique | Liquidation Event
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value inputs, probability of estimated rate		80.00%
A-1 Warrants | Minimum [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value inputs discount rates		10.50%
A-1 Warrants | Maximum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value inputs discount rates		19.00%